Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of right of use assets and lease liabilities
	2022		2021
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Right-of-use assets	$1,926,936	$570,482	$1,698,049	$182,208
Net book value		$1,356,454		$1,515,841

Schedule of undiscounted cash flows for the remaining years under the lease arrangement
2023	$599,154
2024	296,339
2025	261,461
2026	264,883
2027	26,468
1,448,305
Less: imputed interest*	29,195
1,419,110
Current portion	$583,186
Long-term portion	$835,924

*        Imputed interest represents the difference between undiscounted cash flows and cash flows